STOCKHOLDERS’ DEFICIT (Details Narrative) - USD ($)					1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 22, 2025	Apr. 21, 2025	Aug. 13, 2024	Feb. 02, 2024	Jul. 31, 2023	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	May 31, 2022
Class of Stock [Line Items]
Preferred stock, shares authorized						10,000,000		10,000,000		10,000,000	10,000,000
Preferred stock, par value						$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares issued										0	0
Preferred stock, shares outstanding										0	0
Stock issued during period, shares, new issues					18,000
Grant date fair value of warrants										$ (142,319)
Fair value per share						$ 5.72		$ 5.72
Warrants issued										59,182
Class of Warrant or Right, Number of Securities Called by Warrants or Rights										59,182		4,800
Pre Merger Common Stock [Member]
Class of Stock [Line Items]
Aggregate shares issued											717
Fair value per share											$ 5,475
Accrued interest											$ 3,925,273
Pre Merger Common Stock [Member] | Consultants [Member]
Class of Stock [Line Items]
Aggregate shares issued											821
Fair value per share											$ 5,473
Pre Merger Common Stock [Member] | Two Executives [Member]
Class of Stock [Line Items]
Aggregate shares issued											252
Fair value per share											$ 5,473
Merger Arrangement [Member]
Class of Stock [Line Items]
Stock issued during period, shares, new issues										149,343
Common Stock, Shares, Outstanding										13,098
Exchange ratio										1140.20%
Merger Arrangement [Member] | TruGolf Nevada [Member]
Class of Stock [Line Items]
Stock issued during period, shares, new issues										149,343
Common Stock, Shares, Outstanding										13,098
Exchange ratio										11.402%
PIPE Convertible Notes [Member]
Class of Stock [Line Items]
Stock issued during period, shares, new issues			3,812
Series A Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	50,000					50,000		50,000		50,000
Preferred stock, par value						$ 0.0001		$ 0.0001		$ 0.0001
Preferred stock, shares issued						1,885		1,885		0
Preferred stock, shares outstanding						1,885		1,885		0
Stock issued during period, shares, new issues	1,885
Shares issued, price per share	$ 2,742
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, par value	$ 1,000
Preferred stock, shares issued						1,885		1,885		0
Preferred stock, shares outstanding						1,885		1,885		0
Stock issued during period, shares, new issues	1,885
Warrants purchase						$ 37,033		$ 37,033
Series A Preferred Stock [Member] | Maximum [Member]
Class of Stock [Line Items]
Warrants issued	37,033
Series A Common Stock [Member]
Class of Stock [Line Items]
Conversion of stock description	The holders of Series A Preferred will be entitled to 10% per annum dividends, payable in cash or shares of Class A common stock, provided that if the shares of Class A common stock are utilized to pay the dividends then the dividend rate will be recalculated to 15%. The Series A Preferred have a conversion rate of $6.31 per share and convert into Class A common stock.
Conversion Price, per shares	$ 6.31
Common Stock, Shares, Outstanding						810,617		810,617		522,411
Series A Common Stock [Member] | Minimum [Member]
Class of Stock [Line Items]
Common Stock, Shares, Outstanding						810,617		810,617
Series A Common Stock [Member] | Maximum [Member]
Class of Stock [Line Items]
Common Stock, Shares, Outstanding						40,532,150		40,532,150
Common Class A [Member]
Class of Stock [Line Items]
Voting rights								The Class A Common Stock has voting rights of 1 vote per share and votes as a single class together with the Class B Common Stock.
Stock issued during period, shares, new issues		84,662				31,160				14,461
Shares issued, price per share						$ 50.00		$ 50.00
Shares issued, value						$ 1,558,000
Warrants issued				28,182
Common Class A [Member] | Shareholder [Member]
Class of Stock [Line Items]
Stock issued during period, shares, new issues						84,662
Shares issued, price per share						$ 16.50		16.50
Common Class A [Member] | Minimum [Member]
Class of Stock [Line Items]
Shares issued, price per share										$ 26.00
Common Class A [Member] | Maximum [Member]
Class of Stock [Line Items]
Shares issued, price per share										$ 49.00
Common Class A [Member] | PIPE Convertible Notes [Member]
Class of Stock [Line Items]
Stock issued during period, shares, new issues						111,148				275,743
Common Class A [Member] | PIPE Convertible Notes [Member] | Minimum [Member]
Class of Stock [Line Items]
Shares issued, price per share						$ 8.80		8.80		$ 27.50
Common Class A [Member] | PIPE Convertible Notes [Member] | Maximum [Member]
Class of Stock [Line Items]
Shares issued, price per share						$ 12.17		$ 12.17		$ 1.50
Common Class B [Member]
Class of Stock [Line Items]
Voting rights								The Class B Common stock has voting rights of 25 votes per share, and votes as a single class together with the Class A Common Stock		voting rights of 25 votes per share
Stock issued during period, shares, new issues		165,663
Common Stock, Shares, Outstanding											0
Common stock issued in connection with exchange										34,337
Warrants issued				31,000
Common Class B [Member] | Shareholder [Member]
Class of Stock [Line Items]
Stock issued during period, shares, new issues						165,663
Shares issued, price per share						$ 33.00		$ 33.00
Series A Warrants [Member]
Class of Stock [Line Items]
Warrant exchanged							28,182		28,182
Exercise price of warrants				$ 650.00		$ 900		$ 900		$ 4.50
Grant date fair value of warrants				$ 126,819		$ 482,701
Warrants issued				28,182
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				28,182						28,182
Series A Warrants [Member] | Exchange Agreements [Member]
Class of Stock [Line Items]
Warrant exchanged						28,182
Series B Warrants [Member]
Class of Stock [Line Items]
Warrant exchanged							31,000		31,000
Exercise price of warrants				$ 500.00						$ 0.50
Grant date fair value of warrants				$ 15,500
Warrants issued				31,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				31,000						31,000
Series B Warrants [Member] | Exchange Agreements [Member]
Class of Stock [Line Items]
Warrant exchanged						31,000
Series A and B Warrants [Member]
Class of Stock [Line Items]
Warrants issued										2